Staff costs (Details 1) - Number	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Average number of staff employee	11	13	21
Research and development [member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	7	8	16
General and administration [member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	4	5	5